Revenue (Tables)	12 Months Ended
Jan. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Disclosure of Detailed Information About Revenue from Continuing Operations
Revenue from continuing operations
	For the Year Ended 31 January 2021 NZ$000’s	For the Year Ended 31 January 2020 NZ$000’s	For the Year Ended 31 January 2019 NZ$000’s
Gross revenue	81,155	93,302	120,278
Rebates	(1,116)	(3,237)	(8,358)
	80,039	90,065	111,920
Sale of goods by channel
- Retail	40,492	42,576	50,443
- Wholesale	7,496	15,553	29,394
- Online	32,051	31,936	32,083
	80,039	90,065	111,920
Sales of goods by geography
- New Zealand	34,131	33,786	40,703
- Australia	21,011	24,365	32,065
- United States	24,432	30,863	34,156
- Europe	465	1,051	4,996
	80,039	90,065	111,920